CONTRIBUTED SURPLUS-WARRANT RESERVE - Schedule of Warrants Issued and Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Number issued	18,955,281	28,969,671	21,203,411
Number outstanding	18,955,281
27-Mar-20 [Member]
Statement Line Items [Line Items]
Expiry date	27-Mar-25
Exercise Price	$ 0.21
Number issued	154,350
Number outstanding	93,100
06-May-20 [Member]
Statement Line Items [Line Items]
Expiry date	06-Nov-25
Exercise Price	$ 0.45
Number issued	125,455
Number outstanding	73,343
10-Jun-20 [Member]
Statement Line Items [Line Items]
Expiry date	10-Jun-24
Exercise Price	$ 1.25
Number issued	1,260,000
Number outstanding	643,387
26-Jan-21 [Member]
Statement Line Items [Line Items]
Expiry date	26-Jan-23
Exercise Price	$ 1.94
Number issued	518,234
Number outstanding	515,834
26-Jan-21 [Member]
Statement Line Items [Line Items]
Expiry date	26-Jan-26
Exercise Price	$ 2.00
Number issued	3,709,677
Number outstanding	3,123,377
24-Feb-21 [Member]
Statement Line Items [Line Items]
Expiry date	24-Feb-23
Exercise Price	$ 3.00
Number issued	4,792,625
Number outstanding	4,792,625
24-Feb-21 [Member]
Statement Line Items [Line Items]
Expiry date	24-Feb-23
Exercise Price	$ 3.00
Number issued	670,967
Number outstanding	670,967
Equity Warrants [Member]
Statement Line Items [Line Items]
Number issued	11,231,308
Number outstanding	9,912,633